Loans receivable (Summary of Loans Receivable) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jul. 22, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Loans receivable [Abstract]
Entrusted loans		¥ 3,600		¥ 15,500
Convertible loan		549,145	¥ 549,145
Total	$ 85,329	¥ 552,745		¥ 15,500